Annual Fund Operating Expenses	Feb. 28, 2026
Huber Select Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Huber Select Large Cap Value Fund | Huber Select Large Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Distribution and Service (12b-1) Fees	0.25%	[2]
Component1 Other Expenses	0.15%	[2]
Other Expenses (as a percentage of Assets):	0.26%	[3]
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	1.31%
Huber Select Large Cap Value Fund | Huber Select Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Distribution and Service (12b-1) Fees	0.00%	[2]
Component1 Other Expenses	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.11%	[3]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.91%
Huber Small Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Huber Small Cap Value Fund | Huber Small Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%	[4]
Distribution and Service (12b-1) Fees	0.25%	[5]
Component1 Other Expenses	0.15%	[5]
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	2.04%
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	1.68%
Huber Small Cap Value Fund | Huber Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%	[4]
Distribution and Service (12b-1) Fees	0.00%	[5]
Component1 Other Expenses	0.00%	[5]
Component2 Other Expenses	0.02%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	1.28%
Huber Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Huber Large Cap Value Fund | Huber Large Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[6]
Distribution and Service (12b-1) Fees	0.25%	[7]
Component1 Other Expenses	0.15%	[7]
Other Expenses (as a percentage of Assets):	1.05%
Expenses (as a percentage of Assets)	2.05%	[8]
Fee Waiver or Reimbursement	(0.24%)	[9]
Net Expenses (as a percentage of Assets)	1.16%
Huber Large Cap Value Fund | Huber Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[6]
Distribution and Service (12b-1) Fees	0.00%	[7]
Component1 Other Expenses	0.00%	[7]
Other Expenses (as a percentage of Assets):	0.90%
Expenses (as a percentage of Assets)	1.65%	[8]
Fee Waiver or Reimbursement	(0.24%)	[9]
Net Expenses (as a percentage of Assets)	0.76%
Huber Mid Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Huber Mid Cap Value Fund | Huber Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[10]
Distribution and Service (12b-1) Fees	0.25%	[11]
Component1 Other Expenses	0.15%	[11]
Other Expenses (as a percentage of Assets):	1.46%
Expenses (as a percentage of Assets)	2.71%	[12]
Fee Waiver or Reimbursement	(0.40%)	[13]
Net Expenses (as a percentage of Assets)	1.41%
Huber Mid Cap Value Fund | Huber Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[10]
Distribution and Service (12b-1) Fees	0.00%	[11]
Component1 Other Expenses	0.10%	[11]
Other Expenses (as a percentage of Assets):	1.41%
Expenses (as a percentage of Assets)	2.41%	[12]
Fee Waiver or Reimbursement	(0.40%)	[13]
Net Expenses (as a percentage of Assets)	1.11%

[1]	Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 0.99% to
0.80%, through at least February 28, 2027. The Adviser cannot recoup these amounts. The current year expense ratio in the
Financial Highlights reflects a management fee of 0.79%.

[2]	Each class of the Select Large Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the
average daily net assets and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets. However, accrual for the Fund’s Institutional Class shares is currently set at 0.00% through at least February 28, 2027 for both Distribution and Service (Rule 12b-1) Fees and Shareholder Servicing Plan Fee, and any accrual increase must first be approved by the Board of
Trustees (the “Board”). Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder
Servicing Plan fee for the Investor Class shares allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.

[3]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Select Large Cap Value Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

[4]	Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 1.35% to
0.99%, through at least February 28, 2027. The Adviser cannot recoup these amounts.

[5]	Each class of the Small Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets. However, accrual for the Fund’s Institutional Class shares is currently set at 0.00% through at least February 28, 2027 for both the Distribution and
Service (Rule 12b-1) Fees and Shareholder Servicing Plan Fee, and any accrual increase must first be approved by the Board of
Trustees (the “Board”). Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder
Servicing Plan fee for the Investor Class shares allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.

[6]	Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 0.75% to
0.10%, through at least February 28, 2027. The Adviser cannot recoup these amounts. The current year expense ratio in the
Financial Highlights reflects a management fee of 0.03%.

[7]	Each class of the Large Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets and may accrue up to 0.15% in “Shareholder Servicing Plan Fee” of the average daily net assets. However, accrual for the Fund’s Institutional Class shares is currently set at 0.00% through at least February 28, 2027, for both the Distribution and
Service (Rule 12b-1) Fees and Shareholder Servicing Plan Fee and any accrual increase must first be approved by the Board of
Trustees (the “Board”). Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or Shareholder
Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.

[8]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Large Cap Value Fund and do not include 0.01% that is attributed to acquired fund fee expenses (“AFFE”).

[9]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Large Cap Value
Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, extraordinary expenses,
Rule 12b-1 fees and any other class-specific expenses) do not exceed 0.75% of the average daily net assets of the Fund (the
“Expense Cap”).  The Expense Cap will remain in effect through at least February 28, 2027, and may be terminated only by the
Trust’s Board.  The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived or paid, subject to the Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.

[10]	Huber Capital Management, LLC (the “Adviser”) has voluntarily agreed to reduce the Fund’s management fee, from 1.00% to
0.10%, through at least February 28, 2027. The Adviser cannot recoup these amounts. The current year expense ratio in the
Financial Highlights reflects a management fee of 0.03%.
[11]	Each class of the Mid Cap Value Fund may accrue up to 0.25% in “Distribution and Service (Rule 12b-1) Fees” of the average daily net assets; however, accrual for the Institutional Class shares is currently set at 0.00% through at least February 28, 2027, and any accrual increase must first be approved by the Board of Trustees (the “Board”). The Investor Class shares may accrue up to 0.15% of the average daily net assets and the Institutional Class shares may accrue up to 0.10% of the average daily net assets of shareholder servicing fees. Total Annual Fund Operating Expenses above reflect the maximum Rule 12b-1 fee and/or
Shareholder Servicing Plan fee allowed while the Expense Ratios in the Financial Highlights reflect actual expenses.

[12]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Mid Cap Value Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

[13]	The Adviser has contractually agreed to waive a portion or all of its management fees and pay expenses of the Mid Cap Value
Fund to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, extraordinary expenses,
Rule 12b-1 fees, shareholder servicing fees, and any other class-specific expenses) do not exceed 1.00% of average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2027, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses pursuant to the contract from the Fund for 36 months from the date they were waived and paid, subject to the
Expense Cap at the time such amounts were waived or at the time of recoupment, whichever is lower.